Annual Fund Operating Expenses - Advisors Capital International ETF Fund - Advisors Capital International ETF Fund Shares	May 11, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.62%
Distribution and Service (12b-1) Fees	0.15%	[1]
Acquired Fund Fees and Expenses	0.10%	[2]
Expenses (as a percentage of Assets)	1.87%

[1]	The Fund may pay 12b-1 fees of up to 0.25%. However, these fees will not increase for at least one year. Shareholders will be given advanced notice of any increase.
[2]	Acquired Fund Fees and Expenses are estimated for the Fund’s first fiscal year.